Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Inventories	¥ 2,818	¥ 3,142
Marketable securities		1,102
Property, plant and equipment	5,019
Accrued bonus	2,330	2,242
Accrued enterprise tax	221
Pension and severance plans	4,464	4,526
Operating loss carryforwards for tax purposes	12,811	13,646
Foreign tax credit		5,402
Accrued vacation	1,090	1,135
Accrued expenses	1,421	3,636
Other	2,666	2,613
Gross deferred tax assets	32,840	37,444
Less-Valuation allowance	(14,561)	(14,492)
Net deferred tax assets	18,279	22,952
Deferred tax liabilities:
Refund of enterprise taxes		(285)
Basis difference of acquired assets	(458)	(4,495)
Property, plant and equipment		(1,058)
Undistributed earnings not permanently reinvested	(9,311)	(7,856)
Marketable securities	(321)
Intangible assets	(9,813)	(4,816)
Other	(5,181)	(1,083)
Gross deferred tax liabilities	(25,084)	(19,593)
Net deferred tax assets	¥ (6,805)	¥ 3,359